Property, Plant, Equipment and Mine Development (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant, Equipment and Mine Development[Line Items]
Land and coal interests	$ 11,021.1	$ 11,024.1
Buildings and improvements	1,569.1	1,525.4
Machinery and equipment	2,685.7	2,777.5
Less: accumulated depreciation, depletion and amortization	(4,698.6)	(4,244.5)
Total, net	10,577.3	11,082.5	$ 11,801.7
Coal reserves	6,200.0	6,300.0
Acquired interest in mineral rights	1,300.0	1,300.0
Mineral rights and advanced royalties	5,000.0	5,100.0
Coal reserves not subject to depletion	2,100.0	2,300.0
Coal reserves held by fee ownership [Member]
Property, Plant, Equipment and Mine Development[Line Items]
Coal reserves	$ 1,200.0	$ 1,200.0